Supplemental Cash Flow Disclosure (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Supplementary Cash Flow Information [Abstract]
Summary of Supplemental Cash Flow Disclosure
(a)	Changes in operating assets and liabilities:

	March 31,	March 31,
	2021	2020

Trade and other receivables	$(11,283,812)	$(5,103,348)
Prepaid expenses	(1,249,255)	(2,895,616)
Inventories	(23,096,133)	(4,737,264)
Trade and other payables	15,691,747	5,165,884
Deferred revenues	693,734	14,539
Provisions	950,852	(1,226,873)
Changes in operating assets and liabilities	$(18,292,867)	$(8,782,678)
(b)	Non-cash transactions:

	March 31,	March 31,
	2021	2020

Acquired property, plant and equipment included in trade and other payables	$198,868	$1,637,180
Intangible assets included in trade and other payables	90,500	712,553
Intangible assets included in long-term payables	—	379,948
Provision settled in shares of the Corporation (note 12 (b))	—	3,312,000
Deferred lease inducements against right-of-use assets for IFRS 16 transition (note 3 (q)(i))	—	207,745
Prepaid rent applied against right-of-use assets for IFRS 16 transition (note 3 (q)(i))	—	22,127
Settlement of pre-existing relationship included in prepaid expenses (note 4)	—	1,228,635
Common shares of Acasti held by the Corporation transferred to settle provision (note 12 (b))	—	2,310,000

Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities
(c)	Reconciliation of movements of liabilities to cash flows arising from financing activities:

		Cash (used in) provided by financing activities		Non-cash changes
	Balance as at April 1, 2020	Proceeds	Repayments	Business acquisition (note 4)	Accretion of interest	Financing and discounted fees	Effect of movements in exchange rates	Balance as at March 31, 2021
Loan	$–	$–	$–	$14,528,860	$–	$–	$(317,521)	$14,211,339
Facility of credit	3,180,927	–	(3,250,000)	–	–	69,073	–	–
Bank line of credit	–	–	–	–	–	–	–	–
Total long-term debt	$3,180,927	$–	$(3,250,000)	$14,528,860	$–	$69,073	$(317,521)	$14,211,339

		Cash (used in) provided by financing activities		Non-cash changes
	Balance as at April 1, 2019	Proceeds	Repayments	Accretion of interest	Financing and discounted fees	Balance as at March 31, 2020
Loan	$2,846,501	$–	$(2,957,132)	$110,631	$–	$–
Facility of credit	–	4,100,000	(850,000)	34,535	(103,608)	3,180,927
Bank line of credit	620,000	–	(620,000)	–	–	–
Total long-term debt	$3,466,501	$4,100,000	$(4,427,132)	$145,166	$(103,608)	$3,180,927